EXECUTIVE INVESTORS TRUST
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                     May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  Executive Investors Trust
                           File Nos. 33-10648 and 811-4927

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Executive Investors Trust (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   20  was   filed
electronically with the Commission.

                                           Very truly yours,

                                           EXECUTIVE INVESTORS TRUST


                                           By:/s/C. Durso
                                              ---------------------------
                                                 C. Durso, Vice President